Deferred Income (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Income [Abstract]
Schedule of Deferred Income	Deferred income consisted of the following:
	As of December 31, 2024	As of December 31, 2023
Government grant income	$46,874	$65,495
Total deferred income	$46,874	$65,495